INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Operating loss carryforwards
Net operating loss carryforwards	$ 112.0	$ 26.1
Valuation allowance on certain deferred tax assets	73
Foreign tax credit carryforwards, expiration period (in years)	10
Foreign tax credit carryforwards	44.7	22.4
Nalco Holding Company ("Nalco")
Operating loss carryforwards
Increase in valuation allowance	62
Federal
Operating loss carryforwards
Net operating loss carryforwards	2.0
State
Operating loss carryforwards
Net operating loss carryforwards	15.0
International
Operating loss carryforwards
Net operating loss carryforwards	95.0
Carryforwards expiring from 2013 to 2031	36
Unlimited carryforwards that do not expire	$ 59